Commitments and Contingencies - Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Rental expense under operating leases	$ 8,000,000	$ 5,700,000	$ 5,100,000
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	6,087,000
2015	4,364,000
2016	2,503,000
2017	1,267,000
2018	1,182,000
Thereafter	768,000
Total	$ 16,171,000